GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
	As of
	June 30, 2025	December 31, 2024

Goodwill	$1,118,038	$1,118,038
Less: accumulated impairment loss	-	-
Total	$1,118,038	$1,118,038